UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Core Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

	Countrywide Asset Backed Certificates Series 2006-13 Class 3AV2, 0.459%, 1/25/37 (a)	USD	1,624	$881,273
	Ford Credit Auto Owner Trust Series 2009-A Class A3B, 2.819%, 5/15/13 (a)		5,780	5,907,767
	Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		911	904,284
	Home Equity Asset Trust Series 2007-2 Class 2A1, 0.419%, 7/25/37 (a)		507	468,216
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A3, 0.419%, 6/25/37 (a)		3,635	1,555,804
	Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
	Nissan Auto Receivables Owner Trust Series 2009-A Class A2, 2.94%, 7/15/11		1,730	1,736,584
	SLM Student Loan Trust Series 2005-5 Class A1, 1.092%, 1/25/18 (a)		34	33,608
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (a)		3,200	3,133,283
	SLM Student Loan Trust Series 2008-5 Class A3, 2.392%, 1/25/18 (a)		810	791,530
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (a)		2,180	2,175,156
	Small Business Administration Series 2003-P10B Class 1, 5.136%, 8/10/13		642	665,974
	Small Business Administration Series 2004-P10B Class 1, 4.754%, 8/10/14		392	403,988
	Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (b)		6,310	435,771
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29		8,824	838,261
	USAA Auto Owner Trust Series 2006-1 Class A4, 5.04%, 12/15/11		2,525	2,570,867

	Total Asset-Backed Securities - 7.6%			23,377,366

Industry	Corporate Bonds

Aerospace & Defense - 1.2%	Honeywell International, Inc., 5.70%, 3/15/37		975	938,128
	Northrop-Grumman Corp., 7.875%, 3/01/26		960	1,024,928
	United Technologies Corp., 4.875%, 5/01/15 (c)		1,125	1,177,041
	United Technologies Corp., 6.125%, 7/15/38		700	685,401

				3,825,498

Air Freight & Logistics - 0.6%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		120	52,950
	United Parcel Service, Inc., 6.20%, 1/15/38		1,650	1,722,562

				1,775,512

Airlines - 0.2%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		115	113,275
	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13		700	640,500

				753,775

Auto Components - 0.0%	Lear Corp., 8.75%, 12/01/16		120	31,200

Automobiles - 0.2%	Ford Capital BV, 9.50%, 6/01/10		600	510,000

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Beverages - 0.5%	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (d)	USD	1,475	$1,572,983

Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		200	105,000
	Masco Corp., 7.125%, 8/15/13		225	200,757

				305,757

Capital Markets - 0.9%	The Bank of New York Mellon Corp, 4.30%, 5/15/14		1,505	1,511,806
	Lehman Brothers Holdings, Inc., 4.519%, 9/15/22 (e)(f)		525	77,438
	Morgan Stanley, 1.399%, 1/09/12 (a)		190	172,519
	Morgan Stanley, 6.25%, 8/28/17		875	834,882
	Morgan Stanley Series F, 5.55%, 4/27/17		140	128,172

				2,724,817

Chemicals - 0.7%	American Pacific Corp., 9%, 2/01/15		250	218,125
	Ames True Temper, Inc., 5.131%, 1/15/12 (a)		650	549,250
	Huntsman International LLC, 7.875%, 11/15/14		265	181,525
	Innophos, Inc., 8.875%, 8/15/14		885	794,287
	NOVA Chemicals Corp., 5.72%, 11/15/13 (a)		300	234,000
	PolyOne Corp., 8.875%, 5/01/12		230	154,675

				2,131,862

Commercial Banks - 2.4%	DEPFA ACS Bank, 5.125%, 3/16/37 (d)		3,775	2,070,965
	Eksportfinans A/S, 5.50%, 6/26/17		950	938,596
	HSBC Bank USA NA, 5.875%, 11/01/34		775	691,851
	HSBC Finance Corp., 6.50%, 5/02/36		300	274,188
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14 (c)		2,775	2,820,279
	Wells Fargo & Co., 4.875%, 1/12/11		435	449,126

				7,245,005

Commercial Services & Supplies - 1.0%	DI Finance Series B, 9.50%, 2/15/13		598	581,555
	Scientific Games International, Inc., 9.25%, 6/15/19 (d)		925	899,563
	Waste Services, Inc., 9.50%, 4/15/14		590	548,700
	West Corp., 11%, 10/15/16		1,100	935,000

				2,964,818

Consumer Finance - 0.5%	SLM Corp., 1.232%, 7/27/09 (a)		1,150	1,136,791
	SLM Corp. Series A, 1.392%, 1/27/14 (a)		550	333,292

				1,470,083

Containers & Packaging - 1.0%	Crown Americas LLC, 7.75%, 11/15/15		150	146,250
	Graphic Packaging International Corp., 9.50%, 8/15/13		735	687,225
	Impress Holdings BV, 4.256%, 9/15/13 (a)(d)		300	258,750
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,500,000
	Pregis Corp., 12.375%, 10/15/13		545	346,075

				2,938,300

Diversified Consumer Services - 0.3%	Leland Stanford Junior University, 4.25%, 5/01/16		435	430,111
	Princeton University, 5.70%, 3/01/39		575	564,443

				994,554

Diversified Financial Services - 3.8%	Bank of America Corp., 6%, 9/01/17 (c)		1,590	1,422,913
	FCE Bank Plc, 7.125%, 1/16/12	EUR	650	781,073
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (a)	USD	125	98,750
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		340	290,341

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	General Electric Capital Corp., 1.80%, 3/11/11 (g)	USD	4,600	$4,648,236
	General Electric Capital Corp., 6.15%, 8/07/37		4,150	3,475,268
	General Electric Capital Corp., 5.875%, 1/14/38		177	143,298
	General Electric Capital Corp., 6.875%, 1/10/39		135	124,113
	JPMorgan Chase & Co., 6%, 1/15/18		125	124,410
	Structured Asset Repackaged Trust, 1.602%, 1/21/10		781	695,345

				11,803,747

Diversified Telecommunication Services - 6.2%	AT&T, Inc., 6.45%, 6/15/34		780	718,294
	AT&T, Inc., 6.30%, 1/15/38		600	563,622
	AT&T, Inc., 6.55%, 2/15/39		3,375	3,296,092
	BellSouth Telecommunications, Inc., 7.677%, 12/15/95 (h)		1,700	679,235
	Cincinnati Bell, Inc., 7.25%, 7/15/13		200	189,500
	Comcast Cable Holdings LLC, 7.875%, 8/01/13		10	10,795
	Qwest Communications International, Inc., 7.50%, 2/15/14		60	55,200
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		30	27,600
	Qwest Corp., 3.879%, 6/15/13 (a)		470	421,825
	Telecom Italia Capital SA, 4.95%, 9/30/14		1,075	1,020,444
	Telecom Italia Capital SA, 6%, 9/30/34		1,550	1,211,032
	Telefonica Emisiones SAU, 7.045%, 6/20/36		1,975	2,142,559
	Telefonica Europe BV, 7.75%, 9/15/10		725	769,095
	Verizon Communications, Inc., 6.40%, 2/15/38		2,125	2,048,649
	Verizon Communications, Inc., 8.95%, 3/01/39		900	1,100,709
	Verizon Global Funding Corp., 7.75%, 12/01/30		70	76,350
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		125	90,188
	Verizon New Jersey, Inc., 5.875%, 1/17/12		335	350,855
	Verizon New Jersey, Inc., 7.85%, 11/15/29		230	225,814
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13 (c)		3,150	3,117,209
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (d)		350	367,500
	Windstream Corp., 8.125%, 8/01/13		310	304,963
	Windstream Corp., 8.625%, 8/01/16		210	206,325

				18,993,855

Electric Utilities - 5.1%	Alabama Power Co., 6%, 3/01/39		1,275	1,295,885
	Duke Energy Carolinas LLC, 6.10%, 6/01/37		315	320,018
	Duke Energy Carolinas LLC, 6%, 1/15/38		825	838,332
	E.ON International Finance BV, 6.65%, 4/30/38 (d)		1,525	1,509,033
	EDP Finance BV, 6%, 2/02/18 (d)		1,125	1,112,421
	Electricite de France SA, 6.95%, 1/26/39 (d)		1,400	1,534,988
	Elwood Energy LLC, 8.159%, 7/05/26		110	89,268
	Florida Power Corp., 6.35%, 9/15/37		1,325	1,400,340
	Florida Power Corp., 6.40%, 6/15/38		875	931,359
	Florida Power & Light Co., 4.95%, 6/01/35		950	850,221
	PacifiCorp., 6.25%, 10/15/37		575	599,903
	Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,260,336
	Southern California Edison Co., 5.625%, 2/01/36		625	603,456
	Southern California Edison Co. Series 05-E, 5.35%, 7/15/35		125	116,174

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Southern California Edison Co. Series 08-A, 5.95%, 2/01/38	USD	1,075	$1,084,965
	The Toledo Edison Co., 6.15%, 5/15/37		350	283,595
	Virginia Electric and Power Co. Series A, 6%, 5/15/37		2,000	2,004,780

				15,835,074

Electronic Equipment, Instruments & Components - 0.1%	Sanmina-SCI Corp., 8.125%, 3/01/16		600	336,000

Energy Equipment & Services - 0.0%	North American Energy Partners, Inc., 8.75%, 12/01/11		45	37,575

Food & Staples Retailing - 1.6%	CVS Caremark Corp., 6.25%, 6/01/27		775	744,312
	The Pantry, Inc., 7.75%, 2/15/14		1,000	885,000
	Rite Aid Corp., 7.50%, 3/01/17		390	306,150
	Wal-Mart Stores, Inc., 6.50%, 8/15/37		1,900	2,039,072
	Wal-Mart Stores, Inc., 6.20%, 4/15/38		850	881,463

				4,855,997

Food Products - 0.5%	Kraft Foods, Inc., 7%, 8/11/37		1,455	1,492,949

Gas Utilities - 0.2%	El Paso Natural Gas Co., 8.625%, 1/15/22		265	276,745
	Targa Resources, Inc., 8.50%, 11/01/13		320	228,800

				505,545

Health Care Equipment & Supplies - 0.4%	DJO Finance LLC, 10.875%, 11/15/14		1,380	1,131,600

Health Care Providers & Services - 0.4%	Tenet Healthcare Corp., 9%, 5/01/15 (d)		410	418,200
	Tenet Healthcare Corp., 10%, 5/01/18 (d)		170	177,650
	UnitedHealth Group, Inc., 5.80%, 3/15/36		870	653,805
	WellPoint, Inc., 5.95%, 12/15/34		85	68,246

				1,317,901

Hotels, Restaurants & Leisure - 1.7%	American Real Estate Partners LP, 8.125%, 6/01/12		3,165	2,864,325
	American Real Estate Partners LP, 7.125%, 2/15/13		320	273,600
	Circus and Eldorado Joint Venture, 10.125%, 3/01/12		1,000	791,250
	Gaylord Entertainment Co., 6.75%, 11/15/14		150	114,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (d)(e)(f)		315	22,050
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (d)		372	248,310
	McDonald’s Corp., 5.70%, 2/01/39		825	804,179

				5,117,714

Household Durables - 2.3%	Beazer Homes USA, 8.375%, 4/15/12		980	529,200
	Belvoir Land LLC Series A-1, 5.27%, 12/15/47		350	217,549
	Centex Corp., 5.125%, 10/01/13		1,490	1,326,100
	D.R. Horton, Inc., 6.125%, 1/15/14		1,040	920,400
	Irwin Land LLC Series A-1, 5.03%, 12/15/25		525	388,027
	Irwin Land LLC Series A-2, 5.40%, 12/15/47		1,500	940,320
	KB Home, 6.375%, 8/15/11		630	604,800
	Lennar Corp. Series B, 5.60%, 5/31/15		400	309,000
	Ohana Military Communities LLC Series 04I, 6.193%, 4/01/49		350	274,946
	Pulte Homes, Inc., 5.20%, 2/15/15		310	252,650
	Toll Brothers Finance Corp., 4.95%, 3/15/14		250	215,055

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Toll Brothers Finance Corp., 8.91%, 10/15/17	USD	1,206	$1,208,627

				7,186,674

Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37		850	945,380

IT Services - 0.9%	First Data Corp., 11.25%, 3/31/16 (d)		4,280	2,311,200
	iPayment, Inc., 9.75%, 5/15/14		240	130,200
	iPayment Investors LP, 12.75%, 7/15/14 (d)(i)		962	240,386

				2,681,786

Independent Power Producers & Energy Traders - 0.6%	Calpine Construction Finance Co. LP, 8%, 6/01/16 (d)		1,610	1,531,512
	NRG Energy, Inc., 7.25%, 2/01/14		50	47,875
	NRG Energy, Inc., 7.375%, 2/01/16		10	9,413
	TXU Corp., 5.55%, 11/15/14		195	104,247

				1,693,047

Industrial Conglomerates - 0.3%	Sequa Corp., 11.75%, 12/01/15 (d)		690	307,050
	Sequa Corp., 13.50%, 12/01/15 (d)(i)		1,756	568,682

				875,732

Insurance - 2.3%	Chubb Corp., 6%, 5/11/37		1,100	1,052,653
	Hartford Life Global Funding Trusts, 0.799%, 9/15/09 (a)		925	905,134
	Hartford Life Global Funding Trusts, 0.809%, 6/16/14 (a)		425	264,116
	MetLife, Inc., 5.70%, 6/15/35		1,525	1,263,592
	Metropolitan Life Global Funding I, 4.25%, 7/30/09 (d)		1,150	1,153,669
	Monument Global Funding Ltd., 0.498%, 6/16/10 (a)		1,810	1,530,646
	Prudential Financial, Inc., 5.70%, 12/14/36		675	548,942
	Prudential Financial, Inc. Series D, 5.90%, 3/17/36		500	400,386

				7,119,138

Machinery - 0.7%	AGY Holding Corp., 11%, 11/15/14		360	257,400
	Accuride Corp., 8.50%, 2/01/15		265	78,175
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		1,115	1,208,498
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (d)		950	684,000

				2,228,073

Marine - 0.4%	Horizon Lines, Inc., 4.25%, 8/15/12 (i)		420	256,725
	Nakilat, Inc. Series A, 6.067%, 12/31/33 (d)		1,050	791,343
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		141	107,865

				1,155,933

Media - 4.3%	Affinion Group, Inc., 10.125%, 10/15/13		695	653,300
	Belo Corp., 6.75%, 5/30/13		190	150,100
	CMP Susquehanna Corp., 4.753%, 5/15/14		52	1,040
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		590	584,100
	Charter Communications Holdings II, LLC Series B, 10.25%, 9/15/10 (e)(f)		120	117,600
	Comcast Cable Holdings LLC, 7.125%, 2/15/28		200	181,702
	Comcast Corp., 6.50%, 1/15/17		1,625	1,682,281
	Comcast Corp., 6.45%, 3/15/37		790	743,232
	Comcast Corp., 6.95%, 8/15/37		10	10,021
	Cox Communications, Inc., 8.375%, 3/01/39 (d)		850	892,765
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		823	222,210

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Network Communications, Inc., 10.75%, 12/01/13	USD	155	$31,000
	News America Holdings, Inc., 7.70%, 10/30/25		825	699,719
	News America Holdings, Inc., 8.45%, 8/01/34		625	568,061
	News America, Inc., 7.625%, 11/30/28		985	855,537
	Nielsen Finance LLC, 10%, 8/01/14		935	890,588
	Rainbow National Services LLC, 8.75%, 9/01/12 (d)		200	202,250
	Rainbow National Services LLC, 10.375%, 9/01/14 (d)		943	972,469
	TCI Communications, Inc., 7.875%, 2/15/26		610	596,895
	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		1,200	936,000
	Time Warner Cable, Inc., 7.30%, 7/01/38		930	943,234
	Time Warner Cos., Inc., 6.95%, 1/15/28		70	60,625
	Time Warner Cos., Inc., 6.625%, 5/15/29		90	74,795
	Time Warner, Inc., 7.625%, 4/15/31		205	186,681
	Time Warner, Inc., 7.70%, 5/01/32		85	77,924
	Viacom, Inc., 5.75%, 4/30/11		860	871,822

				13,205,951

Metals & Mining - 1.7%	Anglo American Capital Plc, 9.375%, 4/08/19 (d)		685	728,210
	Falconbridge Ltd., 6%, 10/15/15		825	704,507
	Falconbridge Ltd., 6.20%, 6/15/35		1,250	869,464
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (a)		400	360,000
	Steel Dynamics, Inc., 7.375%, 11/01/12		80	73,600
	Teck Resources Ltd., 10.25%, 5/15/16 (d)		510	516,375
	Teck Resources Ltd., 10.75%, 5/15/19 (d)		1,970	2,026,638

				5,278,794

Multi-Utilities - 0.4%	Energy East Corp., 6.75%, 7/15/36		1,500	1,318,404

Multiline Retail - 0.7%	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12		550	505,818
	Macy’s Retail Holdings, Inc., 5.875%, 1/15/13		410	369,900
	Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		1,200	1,009,963
	The May Department Stores Co., 5.75%, 7/15/14		150	126,027
	Saks, Inc., 7.50%, 12/01/13 (d)(j)		110	107,250

				2,118,958

Oil, Gas & Consumable Fuels - 5.4%	BP Capital Markets Plc, 3.125%, 3/10/12		1,270	1,294,746
	Berry Petroleum Co., 8.25%, 11/01/16		140	116,900
	Burlington Resources Finance Co., 7.40%, 12/01/31		875	921,519
	Canadian Natural Resources, Ltd., 6.50%, 2/15/37		410	374,244
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38		375	330,618
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39		1,025	941,602
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		115	57,500
	Conoco Funding Co., 7.25%, 10/15/31		125	129,210
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	497,544
	ConocoPhillips Holding Co., 6.95%, 4/15/29		650	667,632
	Devon Energy Corp., 7.95%, 4/15/32		625	702,986
	EXCO Resources, Inc., 7.25%, 1/15/11		130	116,350
	EnCana Corp., 6.50%, 8/15/34		670	606,263
	EnCana Corp., 6.625%, 8/15/37		700	669,280
	Encore Acquisition Co., 6%, 7/15/15		40	33,000

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Kinder Morgan, Inc., 6.50%, 9/01/12	USD	190	$183,825
	MidAmerican Energy Co., 5.80%, 10/15/36		700	651,805
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		800	721,640
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37		1,900	1,844,330
	OPTI Canada, Inc., 8.25%, 12/15/14		450	310,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		330	267,300
	Shell International Finance B.V., 6.375%, 12/15/38		1,700	1,878,109
	Valero Energy Corp., 6.625%, 6/15/37		495	406,216
	Whiting Petroleum Corp., 7.25%, 5/01/13		335	306,525
	XTO Energy, Inc., 6.75%, 8/01/37		1,925	1,910,374
	XTO Energy, Inc., 6.375%, 6/15/38		900	827,395

				16,767,413

Paper & Forest Products - 1.8%	Georgia-Pacific LLC, 8.25%, 5/01/16 (d)		2,725	2,684,125
	International Paper Co., 9.375%, 5/15/19		890	895,868
	Meadwestvaco Corp., 6.85%, 4/01/12		670	673,238
	NewPage Corp., 10%, 5/01/12		1,555	870,800
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (d)		555	510,422

				5,634,453

Pharmaceuticals - 2.7%	Abbott Laboratories, 5.125%, 4/01/19		690	697,074
	Eli Lilly & Co., 3.55%, 3/06/12		600	618,843
	Eli Lilly & Co., 5.55%, 3/15/37		2,275	2,114,599
	Roche Holdings, Inc., 7%, 3/01/39 (d)		850	907,842
	Schering-Plough Corp., 6.55%, 9/15/37		1,125	1,142,052
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,358,271
	Wyeth, 6%, 2/15/36		675	638,114
	Wyeth, 5.95%, 4/01/37		925	940,103

				8,416,898

Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16		100	98,250

Road & Rail - 0.3%	Canadian National Railway Co., 6.25%, 8/01/34		350	350,758
	The Hertz Corp., 8.875%, 1/01/14		130	118,300
	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (j)		535	542,356

				1,011,414

Software - 0.8%	BMS Holdings, Inc., 9.224%, 2/15/12 (a) (d) (i)		113	13,112
	Oracle Corp., 5.75%, 4/15/18 (c)		2,225	2,397,693

				2,410,805

Specialty Retail - 0.7%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)		500	412,500
	General Nutrition Centers, Inc., 10.75%, 3/15/15		360	310,500
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e) (f)		310	18,600
	Michaels Stores, Inc., 10%, 11/01/14		380	273,600
	Michaels Stores, Inc., 11.375%, 11/01/16		110	59,950
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		1,800	1,125,000

				2,200,150

Textiles, Apparel & Luxury Goods - 0.0%	Quiksilver, Inc., 6.875%, 4/15/15		175	116,375

Tobacco - 0.2%	Altria Group, Inc., 10.20%, 2/06/39		490	560,049

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services - 1.1%	Cricket Communications, Inc., 9.375%, 11/01/14	USD	100	$99,500
	Digicel Group Ltd., 8.875%, 1/15/15 (d)		240	192,000
	Digicel Group Ltd., 9.125%, 1/15/15 (d) (i)		560	425,600
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	80,300
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (d)		770	770,000
	Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,216,183
	Sprint Capital Corp., 6.875%, 11/15/28		915	640,500

				3,424,083

	Total Corporate Bonds - 57.5%			177,119,881

	Foreign Government Obligations

	Israel Government AID Bond, 5.50%, 4/26/24		825	864,645
	Israel Government AID Bond, 5.50%, 9/18/33		845	871,736
	Italy Government International Bond, 5.375%, 6/15/33		455	438,534

	Total Foreign Government Obligations - 0.7%			2,174,915

	Municipal Bonds

State - 0.8%	California State, General Obligation Bonds, 5.45%, 4/01/15		2,300	2,371,047

Transportation - 0.3%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds (Build America Bonds), 7.336%, 11/15/39		625	697,563
	New Jersey State Transportation Trust Fund Authority Revenue Bonds (Build America Bonds), Series B, 6.875%, 12/15/39		265	267,764

				965,327

	Total Municipal Bonds - 1.1%			3,336,374

	U.S. Government Sponsored Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 6/15/39 (k)		5,100	5,138,250
	5.00%, 3/01/21 - 6/15/39 (c) (k)		5,964	6,122,185
	5.50%, 6/15/24 - 6/15/39 (g) (k)		37,139	38,501,742
	6.00%, 8/01/29 - 6/15/39 (g) (k)		645	676,584
	7.00%, 9/01/31 - 7/01/32		154	167,918
	Freddie Mac Mortgage Participation Certificates:
	5.00%, 8/01/33		64	66,110
	5.50%, 11/01/34 - 6/15/39 (c) (k)		3,580	3,701,459
	6.00%, 2/01/13 - 12/01/18		1,803	1,908,550
	7.00%, 9/01/31		17	18,667
	Ginnie Mae MBS Certificates:
	4.50%, 6/15/39 (k)		8,300	8,372,625
	5.50%, 8/15/33		162	169,353

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities - 21.0%			64,843,443

	U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

	Fannie Mae Trust Series 2004-90 Class JH, 1.828%, 11/25/34 (a) (b)		18,358	1,569,794
	Fannie Mae Trust Series 2005-5 Class PK, 5%, 12/25/34		1,871	1,971,800

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

	Freddie Mac Multiclass Certificates Series 2579 Class HI, 5%, 8/15/17 (b)	USD	1,413	$88,412
	Freddie Mac Multiclass Certificates Series 2611 Class QI, 5.50%, 9/15/32 (b)		4,430	500,347
	Freddie Mac Multiclass Certificates Series 2825 Class VP, 5.50%, 6/15/15		1,079	1,154,311

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 1.7%			5,284,664

	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 7.1%	Bank of America Funding Corp. Series 2007-2 Class 1A2, 6%, 3/25/37		1,100	473,548
	Bear Stearns Adjustable Rate Mortgage Series 2004-8 Class 14A1, 5.477%, 11/25/34 (a)		700	649,619
	CS First Boston Mortgage Securities Corp. Series 2005-12 Class 6A1, 6%, 1/25/36		1,176	596,253
	Citicorp Mortgage Securities, Inc. Series 2006-5 Class 1A3, 6%, 10/25/36		1,100	665,203
	Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.344%, 8/25/35 (a)		664	536,406
	Citigroup Mortgage Securities, Inc. Series 2006-5 Class 1A2, 6%, 10/25/36		1,184	859,485
	Countrywide Alternative Loan Trust Series 2005-64CB Class 1A15, 5.50%, 12/25/35		1,600	1,016,974
	Countrywide Alternative Loan Trust Series 2006-0A19 Class A1, 0.496%, 2/20/47 (a)		513	186,815
	Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 0.506%, 3/20/47 (a)		949	350,815
	Countrywide Alternative Loan Trust Series 2007-HY4 Class 4A1, 5.912%, 6/25/47		1,156	621,619
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.509%, 4/25/46 (a)		397	147,662
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-10 Class A22, 6%, 7/25/37		1,083	747,514
	Credit Suisse Mortgage Capital Certificates Series 2007-1 Class 5A14, 6%, 2/25/37		856	592,456
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2003-3 Class 2A1, 5.50%, 10/25/33		1,275	1,163,165
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-0A1 Class A1, 0.509%, 2/25/47 (a)		334	134,901
	GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (a)		664	486,904
	GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 0.499%, 8/25/46 (a)		924	491,922
	GSR Mortgage Loan Trust Series 2006-4F Class 1A1, 5%, 5/25/36		1,053	720,265
	GSR Mortgage Loan Trust Series 2006-AR1 Class 2A1, 5.175%, 1/25/36 (a)		984	668,730

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	Par (000)		Value

	GSR Mortgage Loan Trust Series 2007-4F Class 3A1, 6%, 7/25/37	USD	1,227	$818,566
	Homebanc Mortgage Trust Series 2006-2 Class A1, 0.489%, 12/25/36 (a)		971	402,715
	Indymac IMJA Mortgage Loan Trust Series 2007-A1 Class A4, 6%, 8/25/37		1,100	605,000
	JPMorgan Mortgage Trust Series 2006-S3 Class 1A12, 6.50%, 8/25/36		1,227	909,327
	JPMorgan Mortgage Trust Series 2007-S1 Class 2A22, 5.75%, 3/25/37		991	744,265
	JPMorgan Mortgage Trust Series 2007-S2 Class 1A15, 6.75%, 6/25/37		1,150	865,352
	Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.82%, 5/25/36 (a)(l)		958	546,596
	Residential Funding Mortgage Securities I Series 2007-S6 Class 1A16, 6%, 6/25/37		820	660,456
	Structured Asset Securities Corp. Series 2002-AL1 Class A2, 3.45%, 2/25/32		1,954	1,376,011
	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Class 1A3, 4.831%, 9/25/35 (a)		1,800	1,001,233
	WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A, 2.28%, 5/25/47 (a)		483	183,067
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.189%, 6/25/47 (a)		420	147,940
	Wells Fargo Mortgage Backed Securities Trust Series 2006 Class 1A29, 6%, 8/25/36		825	656,040
	Wells Fargo Mortgage Backed Securities Trust Series 2006-3 Class A9, 5.50%, 3/25/36		767	656,408
	Wells Fargo Mortgage Backed Securities Trust Series 2007-10 Class 1A21, 6%, 7/25/37		883	571,379
	Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 2A9, 6%, 7/25/37		824	680,006

				21,934,617

Commercial Mortgage-Backed Securities - 16.0%	Bank of America Commercial Mortgage, Inc. Series 2005-1 Class 4A, 5.142%, 11/10/42 (a)		2,180	1,999,699
	Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2, 4.735%, 9/11/42		4,895	4,701,843
	CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2, 4.94%, 12/15/35		2,720	2,592,958
	Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.299%, 12/10/49 (a)		1,370	1,111,453
	Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)		960	912,898
	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.699%, 6/15/35 (a)(d)		3,335	3,168,250
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (d)		4,120	4,017,000

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009	(Percentages shown are based on Net Assets)

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	Par (000)		Value

First Union National Bank Commercial Mortgage Series 2001-C3 Class A3, 6.423%, 8/15/33	USD	2,823	$2,872,659
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2, 6.223%, 12/12/33		2,265	2,274,282
GMAC Commercial Mortgage Securities, Inc. Series 1999-C3 Class A2, 7.179%, 8/15/36 (a)		142	141,413
GMAC Commercial Mortgage Securities, Inc. Series 2002-C3 Class A2, 4.93%, 7/10/39		2,350	2,256,490
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-C1 Class A3, 5.857%, 10/12/35		2,140	2,116,762
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class A1A, 4.158%, 1/12/39		849	714,853
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A4, 4.529%, 1/12/37		2,180	2,085,249
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A2, 7.371%, 8/15/32 (a)		1,513	1,525,204
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A4, 4.954%, 9/15/30		4,375	3,696,270
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4, 5.858%, 7/15/40 (a)		931	687,869
Merrill Lynch Mortgage Trust Series 2004-BPC1 Class A3, 4.467%, 10/12/41 (a)(l)		4,200	3,730,309
Morgan Stanley Capital I Series 2005-HQ6 Class A4A, 4.989%, 8/13/42		1,475	1,297,974
Morgan Stanley Capital I Series 2005-T17 Class A4, 4.52%, 12/13/41		2,555	2,500,599
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C1 Class A2, 7.52%, 12/18/09 (a)		2,201	2,218,345
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A3, 5.384%, 10/15/44 (a)		910	893,569
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4, 5.926%, 5/15/43 (a)		1,190	1,002,549
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 Class A4, 6.10%, 2/15/51 (a)		995	726,082

			49,244,579

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - 23.1%			71,179,196

U.S. Government Obligations

Fannie Mae, 2.75%, 3/13/14 (g)		5,600	5,618,514
Fannie Mae, 6.347%, 10/09/19 (g)(m)		5,875	2,922,754
Fannie Mae, 7.125%, 1/15/30 (g)		2,775	3,555,064
Fannie Mae, 5.625%, 7/15/37 (n)		775	811,406
Federal Home Loan Banks, 5.375%, 9/30/22 (g)(n)		5,400	5,848,616
Federal Home Loan Banks, 5.25%, 12/09/22 (n)		675	715,551
Federal Home Loan Banks, 5.365%, 9/09/24 (g)		1,075	1,136,048
Federal Housing Administration, Hebre Home Hospital, 6.25%, 9/01/28		989	978,890
Freddie Mac, 5.50%, 8/23/17 (g)		2,425	2,702,381

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Obligations	Par (000)		Value

	Resolution Funding Corp., 6.29%, 7/15/18 (m)	USD	525	$355,406
	Resolution Funding Corp., 6.297%, 10/15/18 (m)		525	350,354
	U.S. Treasury Bonds, 8%, 11/15/21		640	883,500
	U.S. Treasury Bonds, 6.125%, 11/15/27 (g)		1,440	1,766,475
	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25 (n)		327	331,364
	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27 (g)		1,619	1,637,403
	U.S. Treasury Notes, 2.75%, 2/15/19		2,695	2,532,680
	U.S. Treasury Notes, 3.125%, 5/15/19 (g)		22,135	21,502,160
	U.S. Treasury Notes, 4.50%, 5/15/38 (g)		1,600	1,642,499
	U.S. Treasury Notes, 3.50%, 2/15/39		500	430,860

	Total U.S. Government Obligations - 18.1%			55,721,925

	Preferred Securities

Industry	Capital Trusts

Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(o)		494	329,251

Commercial Banks - 0.8%	BAC Capital Trust XI, 6.625%, 5/23/36 (n)		545	393,861
	Barclays Bank Plc, 7.434% (a)(d)(o)		1,500	954,135
	Rabobank Nederland NV, 11% (d)(o)		230	230,000
	Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(o)		2,200	827,860

				2,405,856

Electric Utilities - 0.2%	PECO Energy Capital Trust IV, 5.75%, 6/15/33		790	542,994

Insurance - 1.0%	The Allstate Corp., 6.50%, 5/15/57 (a)		1,950	1,423,500
	American International Group, Inc., 8.175%, 5/15/58 (a)(d)		325	75,111
	Lincoln National Corp., 6.05%, 4/20/67 (a)		675	378,000
	Progressive Corp., 6.70%, 6/15/37 (a)		605	405,188
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		675	478,834
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(d)		675	445,500

				3,206,133

	Total Capital Trusts - 2.1%			6,484,234

	Preferred Stocks	Shares

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (a)(o)		12,033	0

	Total Preferred Stocks			0

	Total Preferred Securities			6,484,234

	Warrants (p)

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19)		13,751	0

	Total Warrants			0

	Other Interests (q)	Beneficial Interest (000)

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.	USD	1,895	381

	Total Other Interests - 0.0%			381

	Total Long-Term Investments (Cost - $436,890,065) - 132.9%			409,522,379

	Options Purchased	Contracts (r)

Over-the-Counter Call Swaptions Purchased	Receive a fixed rate of 3.12% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker Barclays Bank, Plc		9	113,431

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (r)	Value

	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	7	$12,275
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker JPMorgan Chase Bank NA	5	20,952
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Morgan Stanley Capital Services Inc.	16	137,168
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker UBS AG	9	58,004
	Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Goldman Sachs Bank USA	7	20,671
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Barclays Bank, Plc	3	26,291
	Receive a fixed rate of 3.404% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	7	170,800
	Receive a fixed rate of 3.405% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	3	78,246
	Receive a fixed rate of 3.71% and pay a floating rate based on 3-month LIBOR, expiring April 2011, Broker JPMorgan Chase Bank NA	4	132,540
	Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	25	1,111,935

			1,882,313

Over-the-Counter Put Swaptions Purchased	Pay a fixed rate of 3.12% and receive a floating rate based 3-month USD LIBOR, expiring October 2009, Broker Barclays Bank, Plc	9	648,721
	Pay a fixed rate of 3.404% and receive a floating rate based 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	7	538,650
	Pay a fixed rate of 3.405% and received a floating rate based April 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	3	244,819
	Pay a fixed rate of 3.71% and receive a floating rate based 3-month USD LIBOR, expiring April 2011, Broker JPMorgan Chase Bank NA	4	341,510
	Pay a fixed rate of 4.88% and receive a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	25	926,891

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased		Contracts (r)	Value

	Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month USD LIBOR, expiring November 2013, Broker JPMorgan Chase Bank NA		12	$487,219

				3,187,810

	Total Options Purchased (Cost - $4,370,205) - 1.6%			5,070,123

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $441,260,270*) - 134.5%			414,592,502

	TBA Sale Commitments (k)		Par (000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	6%, 8/15/33	USD	(600)	(628,125)
	5.50%, 6/15/39		(19,800)	(20,468,250)
	Freddie Mac Mortgage Participation Certificates, 5.50%, 11/01/34 - 1/01/36		(3,500)	(3,614,842)
	Ginnie Mae MBS Certificates, 5.50%, 8/15/33		(100)	(103,595)

	Total TBA Sale Commitments (Proceeds - $24,802,492) - (8.0)%			(24,814,812)

	Options Written		Contracts (r)

Over-the-Counter Call Swaptions Written	Pay a fixed rated of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA		5	(648,666)
	Pay a fixed rated of 2.45% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Barclays Bank, Plc		10	(43,659)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA		11	(1,767,067)
	Pay a fixed rated of 3.14% and receive a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Barclays Bank, PLC		4	(60,847)
	Pay a fixed rated of 4.10% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Barclays Bank, Plc		4	(177,300)
	Pay a fixed rated of 4.22% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker JPMorgan Chase Bank NA		19	(945,345)
	Pay a fixed rated of 4.28% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Barclays Bank, Plc		8	(400,950)
	Pay a fixed rated of 4.35% and receive a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Goldman Sachs Bank USA		10	(507,500)
	Pay a fixed rate of 4.915% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Bank, Plc		15	(1,336,050)
	Pay a fixed rate of 5.05% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank NA		10	(916,070)

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (r)	Value

	Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6	$(570,185)
	Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank NA	9	(494,012)

			(7,867,651)

		Contracts (s)

Over-the-Counter Put Options Written	30-years U.S. Treasury Bonds, expiring August 2009, Broker Goldman Sachs Bank USA	26	(36,969)

		Contracts (r)

Over-the-Counter Put Swaptions Written	Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	5	(25,340)
	Receive a fixed rated of 2.45% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Barclays Bank, Plc	11	(1,325,362)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank, NA	12	(88,573)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Barclays Bank, Plc	3	(218,310)
	Receive a fixed rate of 3.14% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Barclays Bank, Plc	4	(319,449)
	Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Barclays Bank, Plc	4	(177,300)
	Receive a fixed rate of 4.22% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker JPMorgan Chase Bank NA	19	(944,395)
	Receive a fixed rate of 4.28% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Barclays Bank, Plc	8	(400,950)
	Receive a fixed rate of 4.35% and pay a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Goldman Sachs Bank USA	10	(507,500)
	Receive a fixed rate of 4.915% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Bank, Plc	15	(549,570)
	Receive a fixed rate of 5.05% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank NA	10	(429,710)
	Receive a fixed rate of 5.08% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6	(255,340)

			(5,241,799)

	Total Options Written (Premiums Received - $10,506,366) - (4.3)%		(13,146,419)

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments, Net of TBA Sale Commitments and Option Written - 122.2%	$376,631,271
Liabilities in Excess of Other Assets - (22.2)%	(68,499,714)

Net Assets - 100.0%	$308,131,557

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$441,390,300

Gross unrealized appreciation	$13,143,675
Gross unrealized depreciation	(39,941,473)

Net unrealized depreciation	$(26,797,798)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents the interest only portion of mortgage-backed security and has either a nominal or notional amount of principal.

(c)	All or a portion of security has been pledged as collateral in connection with open swap contracts.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Convertible security.

(k)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$1,860,750	$1,688
Citigroup NA	10,645,812	(99,261)
Credit Suisse International	(314,063)	(2,004)
Deutsche Bank AG	(3,405,405)	(3,952)
JPMorgan Chase Bank	(14,931,844)	(16,892)
Morgan Stanley Capital Service, Inc.	5,138,250	(36,059)

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

(l)

Investments in companies considered to be an affiliate of the Trust during the period September 1, 2008 to December 31, 2008, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchased Cost	Sale Cost	Realized Gain	Income

BlackRock Liquidity Funds, TempFund	$68,407,000	$68,407,000	—	$8,858
Merrill Lynch Mortgage Investor, Inc. Series 2006-A3Class 3A1, 5.823%, 5/25/36	—	$25,089	$11,657	$19,752
Merrill Lynch Mortgage Trust Series 2004-BPC1 Class A3, 4.467%, 10/12/41	$3,067,116	—	—	$18,745
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM, 5.829%, 6/12/50	—	—	—	$18,266

(m)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(n)	All or a portion of security has been pledged as collateral for futures.

(o)	Security is perpetual in nature and has no stated maturity date.

(p)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(q)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(r)	One contract represents a notional amount of $1,000,000.

(s)	One contract represents a notional amount of $1,000.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Financial futures contracts purchased as of May 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

134	10-Year U.S. Treasury Bond	Chicago	September 2009	$15,676,761	$1,239
854	30-Year U.S. Treasury Bond	Chicago	September 2009	$101,581,228	(1,102,791)
3	Long-Gilt	London	September 2009	$571,363	(2,735)

Total					$(1,104,287)

•	Financial futures contracts sold as of May 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

120	2-Year U.S. Treasury Bond	Chicago	September 2009	$25,982,890	$(34,610)
839	5-Year U.S. Treasury Bond	Chicago	September 2009	$97,269,314	391,033

Total					$356,423

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased			Currency Sold	Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

EUR	172,000	USD	239,903	6/02/09	Citibank, NA	$3,246
USD	262,169	GBP	175,000	6/10/09	Barclays Bank, Plc	(20,669)
USD	797,057	GBP	570,000	6/10/09	Deutsche Bank AG	(124,187)
USD	688,594	EUR	501,500	7/15/09	Citibank, NA	(20,111)

Total						$(161,721)

•	Interest rate swaps outstanding as of May 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

4.624%(a)	3-month LIBOR	Credit Suisse International	September 2009	USD	50,000	$570,090
2.896%(a)	3-month LIBOR	Barclays Bank, Plc	September 2010	USD	30,600	746,587
1.259%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2011	USD	30,000	33,694
5.496%(a)	3-month LIBOR	Bank of America NA	July 2011	USD	25,100	2,161,969
4.856%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	9,400	843,232

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Interest rate swaps outstanding as of May 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.563%(a)	3-month LIBOR	Bank of America NA	May 2014	USD	6,200	$(57,936)
2.46%(a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2014	USD	7,600	(109,507)
2.47%(a)	3-month LIBOR	Deutsche Bank AG	May 2014	USD	10,600	(146,819)
2.943%(b)	3-month LIBOR	Citibank NA	June 2014	USD	6,800	(54,826)
2.215%(a)	3-month LIBOR	Citibank NA	January 2016	USD	12,500	(755,787)
3.115%(b)	3-month LIBOR	Deutsche Bank AG	April 2019	USD	3,200	147,226
3.381%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2019	USD	1,500	(35,564)
3.413%(a)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	10,000	(210,218)
3.22%(a)	3-month LIBOR	Citibank NA	May 2019	USD	3,400	(127,138)
3.305%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	3,600	108,337
3.748%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	3,100	(24,402)
3.98%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	4,000	(110,817)
3.934%(b)	3-month LIBOR	Morgan Stanley Capital Service, Inc.	May 2019	USD	7,200	(171,464)
3.804%(b)	3-month LIBOR	Citibank NA	May 2019	USD	9,700	(122,698)
3.852%(a)	3-month LIBOR	Morgan Stanley Capital Service, Inc.	June 2019	USD	2,700	44,742
3.726%(a)	3-month LIBOR	Citibank NA	June 2019	USD	2,100	—
5.411%(a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	8,545	1,374,878
5.365%(b)	3-month LIBOR	Bank of America NA	September 2027	USD	8,000	(1,455,970)
4.838%(b)	3-month LIBOR	Morgan Stanley Capital Service, Inc.	January 2038	USD	6,000	(842,936)
3.50%(b)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	900	103,168

Total						$1,907,841

(a) Trust pays floating interest rate and receives fixed rate.

(b) Trust pays fixed interest rate and receives floating rate.

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Viacom Inc.	2.40%	Deutsche Bank AG	June 2011	USD	860	$(14,889)
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	750	(47,265)
Macy’s Inc.	7.50%	Morgan Stanley Capital Service, Inc.	June 2012	USD	405	(52,433)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Service, Inc.	June 2012	USD	145	(20,810)
Polyone Corp.	5.00%	Morgan Stanley Capital Service, Inc.	June 2012	USD	230	(36,684)
Meadwestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	670	(8,097)
Belo Corp.	5.00%	Barclays Bank, Plc	June 2013	USD	190	(8,708)
Knight Inc.	1.00%	Morgan Stanley Capital Service, Inc.	September 2012	USD	190	(1,189)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	225	(3,023)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	550	(72,208)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	940	(122,229)
Nova Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	300	(5,088)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,040	(2,019)
Hertz Corp.	5.00%	Goldman Sachs Bank USA	March 2014	USD	130	(36,174)
Toll Brothers Finance	2.00%	JPMorgan Chase Bank NA	March 2014	USD	250	(7,410)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Service, Inc.	September 2014	USD	150	3,038
Energy Future Holdings	5.00%	JPMorgan Chase Bank NA	September 2014	USD	195	(8,349)
Huntsman International	5.00%	Goldman Sachs Bank USA	September 2014	USD	265	(64,375)
Pulte Home Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	310	(12,940)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	400	(49,643)

Total						$(570,495)

•	Reverse repurchase agreements outstanding as of May 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Capital, Inc.	0.12%	1/06/09	Open	$1,995,371	$1,994,400
Barclays Capital, Inc.	0.28%	1/23/09	Open	1,473,124	1,471,681
Barclays Capital, Inc.	0.30%	4/03/09	Open	3,078,513	3,077,000
Barclays Capital, Inc.	0.25%	4/06/09	Open	724,501	724,219
Barclays Capital, Inc.	0.25%	4/06/09	Open	484,563	484,375
Bank of America NA	0.18%	4/20/09	Open	4,200,982	4,200,100
Bank of America NA	0.20%	4/24/09	Open	1,308,276	1,308,000
Barclays Capital, Inc.	0.30%	5/12/09	Open	34,506,750	34,501,000

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Reverse repurchase agreements outstanding as of May 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Cantor Fitzgerald & Co.	0.35%	5/05/09	Open	$4,472,374	$4,471,200
Credit Suisse Securities International	0.31%	5/20/09	6/15/09	6,567,971	6,568,650
JPMorgan Securities, Inc.	0.32%	5/04/09	Open	3,607,843	3,606,945
JPMorgan Securities, Inc.	0.32%	5/04/09	Open	2,690,479	2,689,810
JPMorgan Securities, Inc.	0.32%	5/04/09	Open	1,131,282	1,131,000
JPMorgan Securities, Inc.	0.32%	5/04/09	Open	5,535,227	5,533,850

Total				$71,777,256	$71,762,230

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound
	USD	US Dollar

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted price that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$392,272	$(1,177,105)
Level 2	$404,104,792	$(24,814,812)	11,210,330	(89,836,262)
Level 3	5,417,587	—	—	—

Total	$409,522,379	$(24,814,812)	$11,602,602	$(91,013,367)

* Other financial instruments are futures, swaps, foreign currency exchange contracts and options. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at the market value.

BlackRock Core Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of August 31, 2008	$637
Realized gain	38
Change in unrealized appreciation/depreciation	(256)
Net purchases (sales)	(241,659)
Net transfers in Level 3	5,658,827

Balance, as of May 31, 2009	$5,417,587

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Core Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 15, 2009